Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Contract research services and materials	$ 40,000
Guaranteed investment certificates	39,670	$ 43,384
Annual payment	3,400,000
Annual minimum payments	$ 2,300,000